FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Recurring - Aldel Financial Inc.	Sep. 30, 2021 USD ($)
Liabilities:
Total warrant liabilities	$ 15,025,604
Level 1 | Public Warrants
Liabilities:
Total warrant liabilities	11,615,000
Level 3 | Private Unit Warrants
Liabilities:
Total warrant liabilities	460,221
Level 3 | OTM warrants
Liabilities:
Total warrant liabilities	2,898,999
Level 3 | Underwriter Warrants
Liabilities:
Total warrant liabilities	$ 51,384